Shareholder Report, Average Annual Return (Details) 190652_Brookfield Global Listed Infrastructure Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	13.04%	6.95%	6.90%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.60%	12.66%	12.74%
FTSE Global Core Infrastructure 50/50 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Total Return Index
Average Annual Return, Percent	15.30%	7.81%	8.65%
Dow Jones Brookfield Global Infrastructure Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Index TR
Average Annual Return, Percent	14.05%	9.04%	7.35%